PATENTS (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2020		$ 1,809
2021	$ 1,809	1,809
2022	1,809	1,809
2023	1,807	1,807
2024 and thereafter		0
Total	$ 6,331	$ 7,234	$ 11,792